UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             01/21/2009
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 91

Form 13F Information Value Total (thousands):      $79,480


List of Other Included Managers: NONE

                          Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company              COM                     88579Y101     844     14662   SH             Sole               14662
Abbott Labs             COM                     002824100    1057     19808   SH             Sole               19808
ADP                     COM                     053015103    1388     35277   SH             Sole               35277
Amgen                   COM                     031162100     946     16387   SH             Sole               16387
Astec Industries        COM                     046224101     228      7262   SH             Sole                7262
AutoZone Inc.           COM                     053332102    1642     11775   SH             Sole               11775
Avery Dennison          COM                     053611109     534     16323   SH             Sole               16323
Bank of New York        COM                     064058100    1619     57132   SH             Sole               57132
BLDRS  Index FDS TR     Developed Market
                        Index 100 ADR           09348r201    2183    126096   SH             Sole              126096
Boston Scientific       COM                     101137107     297     38347   SH             Sole               38347
Bristol-Myers Squibb    COM                     110122108    1110     47721   SH             Sole               47721
Charles Schwab Co.      COM                     808513105    1011     62520   SH             Sole               62520
ChevronTexaco           COM                     166764100     600      8106   SH             Sole                8106
Cisco Systems           COM                     17275R102     643     39440   SH             Sole               39440
Clorox                  COM                     189054109     868     15626   SH             Sole               15626
CME Group Inc.          COM                     12572Q105     271      1304   SH             Sole                1304
Coach                   COM                     189754104     236     11381   SH             Sole               11381
Coca Cola Co.           COM                     191216100    1747     38610   SH             Sole               38610
Colgate Palmolive       COM                     194162103    1418     20689   SH             Sole               20689
Dell Inc.               COM                     24702R101     292     28519   SH             Sole               28519
Diageo PLC              Sponsored ADR           25243Q205     797     14045   SH             Sole               14045
Dionex                  COM                     254546104     245      5463   SH             Sole                5463
Disney (Walt)           COM                     254687106     737     32476   SH             Sole               32476
DST Systems             COM                     233326107     215      5649   SH             Sole                5649
Eaton Vance             COM                     278265103     239     11359   SH             Sole               11359
eBay Inc.               COM                     278642103     513     36742   SH             Sole               36742
Ecolab                  COM                     278865100     865     24604   SH             Sole               24604
Equifax                 COM                     294429105     345     13006   SH             Sole               13006
Expeditors Int'l        COM                     302130109     295      8873   SH             Sole                8873
Exxon Mobil             COM                     30231G102     558      6986   SH             Sole                6986
Factset Research        COM                     303075105     232      5238   SH             Sole                5238
Federated Investors     COM                     314211103     396     23364   SH             Sole               23364
Forward Air             COM                     349853101     231      9503   SH             Sole                9503
Franklin Resources      COM                     354613101     715     11209   SH             Sole               11209
General Electric        COM                     369604103     756     46676   SH             Sole               46676
GlaxoSmithKline PLC     Sponsored ADR           37733W105     518     13903   SH             Sole               13903
Home Depot              COM                     437076102     385     16705   SH             Sole               16705
Integra Lifesciences    COM                     457985208     294      8263   SH             Sole                8263
Intel Corp.             COM                     458140100     754     51437   SH             Sole               51437
INVESCO                 COM                     46127U104     866     59957   SH             Sole               59957
iShares                 1-3 Year Treasury
                        Index                   464287457     997     11775   SH             Sole               11775
iShares                 Dow Jones Select
                        Dividend Index          464287168    1065     25791   SH             Sole               25791
iShares                 High Yield Index        464288513     204      2680   SH             Sole                2680
iShares                 Lehman Aggregate
                        Index                   464287226    5060     48562   SH             Sole               48562

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
iShares                 Lehman Intermediate
                        Gov't/Cred              464288612     775      7260   SH             Sole                7260
iShares                 MSCI EAFE Index         464287465    7072    157645   SH             Sole              157645
iShares                 S&P 500 Index           464287200    2264     25070   SH             Sole               25070
iShares                 Wilshire 4500 Index     922908652     554     17534   SH             Sole               17534
iShares                 Wilshire REIT Index     86330E604    2802     69122   SH             Sole               69122
Johnson & Johnson       COM                     478160104    1988     33225   SH             Sole               33225
Kellogg                 COM                     487836108     661     15080   SH             Sole               15080
Kraft Foods             COM                     50075N104     863     32131   SH             Sole               32131
Laboratory Corp.        COM                     50540R409     648     10060   SH             Sole               10060
Legg Mason              COM                     524901105     427     19479   SH             Sole               19479
LoopNet                 COM                     543524300     116     16985   SH             Sole               16985
Marsh & McLennan        COM                     571748102     908     37420   SH             Sole               37420
Medtronic               COM                     585055106     917     29195   SH             Sole               29195
Merck                   COM                     589331107     677     22270   SH             Sole               22270
Merit Medical           COM                     589889104     245     13657   SH             Sole               13657
Mettler-Toledo          COM                     592688105     286      4248   SH             Sole                4248
Microchip Tech.         COM                     595017104     543     27769   SH             Sole               27769
Microsoft               COM                     594918104    1087     55910   SH             Sole               55910
Newell Rubbermaid       COM                     651229106     255     26095   SH             Sole               26095
NIKE Inc.               COM                     654106103    1382     27100   SH             Sole               27100
Nokia Corp.             COM                     654902204     692     44346   SH             Sole               44346
Oracle Corp.            COM                     68389X105    1984    111887   SH             Sole              111887
Paychex                 COM                     704326107     591     22495   SH             Sole               22495
PepsiCo Inc.            COM                     713448108    1780     32492   SH             Sole               32492
Pfizer                  COM                     717081103     613     34637   SH             Sole               34637
PNC Financial           COM                     693475105    1054     21515   SH             Sole               21515
PPG Industries          COM                     693506107     547     12903   SH             Sole               12903
Procter & Gamble        COM                     742718109    1661     26875   SH             Sole               26875
SEI Investments         COM                     784117103     227     14424   SH             Sole               14424
Sherwin Williams        COM                     824348106     996     16664   SH             Sole               16664
Simpson Manufacturing   COM                     829073105     273      9834   SH             Sole                9834
SPDR Index SHS FDS      MSCI ACWI E             78464a607     261     11180   SH             Sole               11180
SPDR Index SHS FDS      S&P 500 Index           78462F103     336      3725   SH             Sole                3725
Stanley Works           COM                     854616109     588     17243   SH             Sole               17243
Starbucks               COM                     855244109     274     29009   SH             Sole               29009
Sysco Foods             COM                     871829107     600     26171   SH             Sole               26171
T. Rowe Price           COM                     74144T108     292      8235   SH             Sole                8235
Texas Instruments       COM                     882508104     369     23801   SH             Sole               23801
Time Warner Inc.        COM                     887317105     519     51576   SH             Sole               51576
Unilever PLC            Sponsored ADR           904767704     685     29777   SH             Sole               29777
United Parcel Service   COM                     911312106     954     17300   SH             Sole               17300
Wal-Mart Stores         COM                     931142103    1154     20577   SH             Sole               20577
Waters                  COM                     941848103     256      6983   SH             Sole                6983
Westamerica Bancorp     COM                     957090103     203      3974   SH             Sole                3974
Western Union           COM                     959802109     751     52399   SH             Sole               52399
Wilmington Trust        COM                     971807102     469     21082   SH             Sole               21082
Zimmer Holdings         COM                     98956P102     665     16441   SH             Sole               16441